[ AXA EQUITABLE - LOGO ]	DODIE KENT Vice President and Associate General Counsel (212) 314-3970 Fax (212) 707-1791 LAW DEPARTMENT

February 22, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: AXA Equitable Life Insurance Company Form S-3 Registration Statement CIK 0000727920

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith, electronically via EDGAR, AXA Equitable’s Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”), with respect to interests in the Structured Investment Option® (“SIO”) under the Structured Capital Strategies® variable annuity contracts offered by AXA Equitable.

Purpose of the Filing and Filing Fees

The purpose of this filing is to add two securities indices and two administrative programs to our Structured Capital Strategies® variable annuity. We intend to amend this filing on April 23, 2013 to register an additional dollar amount of interests in the SIO, to include the annually updated prospectus for Structured Investment Option® and to finalize Part II. The interests in the SIO are currently registered on Form S-3, Reg. No. 333-165396. As noted on the cover page of the Registration Statement, pursuant to Rule 415(a)(6) under the 1933 Act, the total dollar amount of the unsold securities previously registered on Form S-3 is being carried forward to this Registration Statement.

Request for Expedited Review

Because the Registration Statement includes primarily a prospectus and other information that was included in the prior Form S-3 registration statements and amendments thereto, we believe expedited review of the Registration Statement is appropriate. In particular, the Registration Statement includes the May 1, 2013 prospectus for Structured Capital Strategies®.

If the Registration Statement were eligible to be filed pursuant to Rule 424 under the 1933 Act, the Company would make the filing pursuant to Rule 424 (b)(3) because it does not include any material changes from previous filings. I have reviewed the Registration Statement, and it does not include any disclosures that would render it ineligible to become effective under Rule 424 (b) (3) (assuming that the Registration Statement would be eligible for Rule 424 generally).

In these circumstances, we believe a limited Staff review is appropriate.

Tandy Representation

On behalf of AXA Equitable (the “Registrant”), we hereby make the representations below regarding the above-referenced registration statement on Form S-3 and our request for acceleration of effectiveness. The

Registrant and principal underwriter are fully aware of their responsibilities under the Federal securities laws with respect to the request for acceleration of effectiveness.

1.	Should the Securities and Exchange Commission (the “Commission”) or its Staff, acting pursuant to delegated authority declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

2.	The actions of the Commission or the Staff, acting pursuant to delegated authority in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

3.	The Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Request	for Acceleration

On behalf of AXA Equitable and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, we hereby request acceleration of the effectiveness of the Registration Statement, pursuant to Rule 461 under the 1933 Act, so that the Registration Statement will be declared effective on April 26, 2013, or as soon as practicable thereafter. In this connection, AXA Equitable and the principal underwriters, AXA Distributors, LLC and AXA Advisors, LLC, have authorized me to represent on their behalf that they are aware of their obligations under the 1933 Act.

Please contact the undersigned at (212) 314-3970 if you have any questions or comments.

Very truly yours,

/s/ Dodie Kent

Dodie Kent

cc: Christopher E. Palmer, Esq.

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104